CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 157,399	$ 24,699	¥ 118,821
Restricted cash	1,823	286	824
Short term investments, available for sale	15,764	2,474	117,854
Short term investments, held to maturity	2,000	314	45,000
Accounts receivable, net	25,602	4,018	20,972
Amounts due from related parties	3,103	487	3,024
Prepaid and other current assets, net	109,890	17,244	117,634
Assets classified as held for sale	132,724	20,827
Total current assets	448,305	70,349	424,129
Non-current assets:
Property and equipment, net	101,915	15,993	144,492
Land use rights, net			1,715
Intangible assets, net	29,986	4,705	54,808
Goodwill	21,907	3,438	25,710
Deferred tax assets, net	31	5	6,338
Operating lease right-of-use asset	220,404	34,586	247,608
Finance lease right-of-use asset	5,250	824	5,850
Other non-current assets, net	142,364	22,340	139,067
Total non-current assets	521,857	81,891	625,588
Total assets	970,162	152,240	1,049,717
Current liabilities:
Short-term borrowing (including consolidated VIE amount without recourse to the Company of RMB 10,000 and RMB 10,000 as of December 31, 2020 and 2021, respectively)	10,103	1,585	10,000
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 158,735 and RMB 89,633 as of December 31, 2020 and 2021, respectively)	95,036	14,913	163,699
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 10,682 and RMB 11,321 as of December 31, 2020 and 2021, respectively)	29,466	4,625	19,423
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 165,706 and RMB 187,138 as of December 31, 2020 and 2021, respectively)	216,399	33,958	209,590
Income taxes payable, current (including consolidated VIE amount without recourse to the Company of RMB 180,070 and RMB 113,879 as of December 31, 2020 and 2021, respectively)	116,341	18,256	184,638
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 2,543 and RMB 3,793 as of December 31, 2020 and 2021, respectively)	3,793	595	2,543
Operating lease liability, current (including consolidated VIE amount without recourse to the Company of RMB 27,962 and RMB 21,339 as of December 31, 2020 and 2021, respectively)	48,923	7,677	53,702
Liabilities classified as held for sale (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 83,161 as of December 31, 2020 and 2021, respectively)	83,161	13,050
Total current liabilities	603,222	94,659	643,595
Non-current liabilities:
Long-term borrowing (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2020 and 2021, respectively)			9,594
Other non-current liabilities (including consolidated VIE amount without recourse to the Company of RMB 188 and RMB 95 as of December 31, 2020 and 2021, respectively)	96	15	292
Income taxes payable, non-current (including consolidated VIE amount without recourse to the Company of RMB 34,763 and RMB 21,475 as of December 31, 2020 and 2021, respectively)	21,475	3,370	34,763
Operating lease liability, non-current (including consolidated VIE amount without recourse to the Company of RMB 74,725 and RMB 74,883 as of December 31, 2020 and 2021, respectively)	198,687	31,178	220,319
Total non-current liabilities	220,258	34,563	264,968
Total liabilities	823,480	129,222	908,563
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2020 and 2021)
Additional paid-in capital	3,545,955	556,438	3,545,073
Statutory reserve	3,837	602	4,210
Accumulated deficit	(3,415,771)	(536,009)	(3,419,146)
Accumulated other comprehensive income	11,291	1,772	12,101
Total Ambow Education Holding Ltd.'s equity	146,197	22,942	143,122
Non-controlling interests	485	76	(1,968)
Total equity	146,682	23,018	141,154
Total liabilities and equity	970,162	152,240	1,049,717
Consolidated variable interest entity without recourse
Current assets:
Short term investments, available for sale	15,764
Non-current assets:
Total assets	624,715		653,657
Current liabilities:
Short-term borrowing (including consolidated VIE amount without recourse to the Company of RMB 10,000 and RMB 10,000 as of December 31, 2020 and 2021, respectively)	10,000		10,000
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 158,735 and RMB 89,633 as of December 31, 2020 and 2021, respectively)	89,633		158,735
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 10,682 and RMB 11,321 as of December 31, 2020 and 2021, respectively)	11,321		10,682
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 165,706 and RMB 187,138 as of December 31, 2020 and 2021, respectively)	187,138		165,706
Income taxes payable, current (including consolidated VIE amount without recourse to the Company of RMB 180,070 and RMB 113,879 as of December 31, 2020 and 2021, respectively)	113,879		180,070
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 2,543 and RMB 3,793 as of December 31, 2020 and 2021, respectively)	3,793		2,543
Operating lease liability, current (including consolidated VIE amount without recourse to the Company of RMB 27,962 and RMB 21,339 as of December 31, 2020 and 2021, respectively)	21,339		27,962
Liabilities classified as held for sale (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 83,161 as of December 31, 2020 and 2021, respectively)	83,161		0
Non-current liabilities:
Long-term borrowing (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2020 and 2021, respectively)	0		0
Other non-current liabilities (including consolidated VIE amount without recourse to the Company of RMB 188 and RMB 95 as of December 31, 2020 and 2021, respectively)	95		188
Income taxes payable, non-current (including consolidated VIE amount without recourse to the Company of RMB 34,763 and RMB 21,475 as of December 31, 2020 and 2021, respectively)	21,475		34,763
Operating lease liability, non-current (including consolidated VIE amount without recourse to the Company of RMB 74,725 and RMB 74,883 as of December 31, 2020 and 2021, respectively)	74,883		74,725
Total liabilities	616,717		665,373
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	795	125	794
Class C Ordinary Shares [Member]
EQUITY
Ordinary shares	¥ 90	$ 14	¥ 90